CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Conversion of 8% convertible debentures, common stock shares	1,300,000	0
Shares of common stock to be issued upon exercise of warrant			1,400,000
Aggregate face amount, 8% convertible debentures	$ 825,000		$ 1,000,000